Concentrations (Details Narrative) (10-K) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Concentration Risk [Line Items]
Concentration risk (as a percent)			30.80%	13.20%
Legal services payables			$ 341,994	$ 98,384
Supplier Expenditures Total [Member]
Concentration Risk [Line Items]
Total expense			$ 836,626	$ 679,481
Concentration risk (as a percent)			12.50%	10.10%
Revenue [Member] | No Customer [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)			10.00%	10.00%
Revenue [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)	20.30%		17.00%
Accounts Receivable [Member] | No Customer [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)			10.00%	10.00%
Accounts Receivable [Member] | One Customer [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)		22.00%	17.00%
Accounts receivable	$ 480,000	$ 480,000	$ 121,000
Accounts Receivable [Member] | Two Customer [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)		11.00%	15.80%
Accounts receivable	$ 240,000	$ 240,000	$ 113,000
Accounts Receivable [Member] | Three Customer [Member]
Concentration Risk [Line Items]
Concentration risk (as a percent)			13.30%
Accounts receivable			$ 95,000